Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000933691
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2017
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016